Provisions - Schedule of insurance contracts linked to pensions (Details) - Spain - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	€ 81	€ 93	€ 104
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	3	3	4
Benefits paid	(12)	(13)	(15)
Paid premiums	0	0	0
Actuarial gains/(losses)	(5)	(2)	0
Fair value of insurance contracts linked to pensions at end of year	67	81	93
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	€ 0	€ 0	€ 0